Income Taxes - Schedule of Components of Provision for Benefit from Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current tax expense:
U.S. Federal	$ 0	$ 0	$ 0
State	(49)	(5)	(29)
Foreign	3	(204)	(91)
Total current	(46)	(209)	(120)
Deferred tax expense:
U.S. Federal	0	0	0
State	0	0	0
Foreign	272	303	588
Total deferred tax benefit	272	303	588
Total income tax benefit	$ 226	$ 94	$ 468